COLLABORATION, RESEARCH AND DISTRIBUTION AND SALES AGREEMENTS (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2024 EUR (€)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 EUR (€)	May 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021
Canonic Ltd [Member] | Customer C [Member]
Disclosure Of Collaboration Agreement [Line Items]
Term of agreement											36 months
Casterra Ag Ltd. [Member] | Customer D [Member]
Disclosure Of Collaboration Agreement [Line Items]
Amount of orders received							$ 9,100
Additional order amount			$ 440				$ 2,200
Lavie Bio Ltd [Member]
Disclosure Of Collaboration Agreement [Line Items]
Initial payment						$ 5,000
Lavie Bio Ltd [Member] | First Payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Initial payment					$ 2,500
Lavie Bio Ltd [Member] | Second Payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Initial payment				$ 2,500
ICL Group [Member]
Disclosure Of Collaboration Agreement [Line Items]
Amount of SAFE agreement										$ 10,000
EU Horizon [Member]
Disclosure Of Collaboration Agreement [Line Items]
Term of agreement								executed over 32 months	executed over 32 months
Grant amount | €								€ 1,200
EU Horizon [Member] | First Payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Pre-financing payment								€ 980	$ 1,023
EU Horizon [Member] | Second Payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Pre-financing payment	€ 123	$ 134